      As filed with the Securities and Exchange Commission on May 1, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                                Jack J. Singer
                       Monarch Investment Advisors, LLC
                              950 Coronado Drive
                               Arcadia, CA 91007
                                 626-447-4717

                      Date of fiscal year end: August 31

        Date of reporting period: September 1, 2006 - February 28, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

  FEBRUARY 28, 2007 (UNAUDITED)


DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

SEMI-ANNUAL REPORT

                                 MONARCH FUNDS

                                    [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

February 28, 2007

Dear Shareholders:

Since our August 31, 2006 annual report, Federal Reserve monetary policy has remained unchanged. Based on the perception that the current level of short term interest rates has reached an approximate neutral level related to economic growth and inflation, the Federal Reserve has held the Fed Funds rate at 5 1/4% over the past several months. Currently, based on economic conditions and inflation expectations, it does not appear the central bankers will be changing the Fed Funds rate anytime soon. In light of this, our Portfolio Management team has maintained the slightly longer average life for our portfolios that we established in August of last year. We believe this stance is consistent with our view that short term rates will be stable through the first half of this year.

We are pleased to report that Monarch's Daily Assets Government Fund, our oldest fund, and our Daily Assets Cash Fund continued to exhibit relatively strong performance for the six months ended February 28, 2007. For the one-year and three-year periods ended as of February 28, 2007, the Daily Assets Government Fund's Preferred Shares held the number 1 spot out of 150 and the number 1 spot out of 124 funds within the Lipper Institutional U.S. Government Money Market category. During the same time frames, the Daily Assets Cash Fund's Preferred Shares held the 13 spot out of 358 funds and the number 12 spot out of 295 funds within the Lipper Institutional Money Market category.*

Since inception of the Monarch Funds fifteen years ago, we have remained committed to maintaining your $1.00 per share price and providing competitive returns through the skilled and prudent portfolio management our shareholders have come to expect. We thank all of our investors and the financial intermediaries we serve for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds

*PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. PREFERRED SHARES OF DAILY ASSETS GOVERNMENT FUND, RANKED 1 OUT OF 151 AND 1 OUT OF 126 WITHIN THE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY FOR THE 1- AND 3-YEAR PERIODS AS OF MARCH 31, 2007. PREFERRED SHARES OF DAILY ASSETS CASH FUND RANKED 12 OUT OF 359 AND 15 OUT OF 297 WITHIN THE INSTITUTIONAL MONEY MARKET FUNDS CATEGORY FOR THE 1- AND 3-YEAR PERIODS AS OF MARCH 31, 2007. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES. FORESIDE FUND SERVICES, LLC, DISTRIBUTOR.

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

February 28, 2007

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. TREASURY BILLS # - 72.1%
$50,000,000 U.S. Treasury Bill                                                          5.07% 03/08/07 $49,950,951
                                                                                                       -----------

            REPURCHASE AGREEMENTS - 28.0%
  7,385,000 Bank of America Securities, dated 02/28/07, to be repurchased at
             $7,386,063; collateralized by various U.S. Treasury Obligations            5.18  03/01/07   7,385,000
 12,000,000 Deutsche Bank Securities, Inc. dated 02/28/07, to be repurchased at
             $12,001,757; collateralized by various U.S. Treasury Obligations           5.27  03/01/07  12,000,000
                                                                                                       -----------

            Total Repurchase Agreements                                                                 19,385,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 100.1%                                              $69,335,951
            Other Assets and Liabilities, Net - (0.1%)                                                     (57,913)
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $69,278,038
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Treasury Bill                                                          72.0%
            Repurchase Agreements                                                       28.0%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

February 28, 2007

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITY - 94.0%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTE # - 94.0%
$18,040,000 FHLB                                                                        5.17% 03/14/07 $18,006,451
                                                                                                       -----------

            Total U.S. Government Securities                                                            18,006,451
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - 6.1%
  1,170,000 Dreyfus Treasury Prime Cash Management Fund                                 4.84             1,170,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 100.1%                                              $19,176,451
            Other Assets and Liabilities, Net - (0.1%)                                                     (25,509)
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $19,150,942
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Government Security                                                    93.9%
            Money Market Fund                                                            6.1%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

February 28, 2007


    FACE
   AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
------------ --------------------------------------------------------------------------  ----  -------- ------------
             U.S. GOVERNMENT SECURITIES - (6.2%)
             SMALL BUSINESS ADMINISTRATION (+/-) - (6.2%)
$  1,100,866 Pool #502150                                                                6.25% 02/25/18 $  1,106,189
   1,337,694 Pool #503152                                                                5.88  11/25/20    1,337,694
     880,211 Pool #503461                                                                6.00  09/25/21      880,601
   1,056,712 Pool #503553                                                                5.88  11/25/21    1,057,389
     985,396 Pool #503909                                                                5.75  10/25/22      985,114
   4,745,378 Pool #504366                                                                5.63  02/25/24    4,735,785
   2,617,905 Pool #504719                                                                5.88  07/25/24    2,617,905
   1,192,743 Pool #504727                                                                5.88  09/25/24    1,192,743
     874,952 Pool #504765                                                                5.88  10/25/09      874,205
   1,066,758 Pool #504769                                                                5.88  10/25/24    1,066,758
      53,966 Pool #505205                                                                6.06  09/25/07       53,965
                                                                                                        ------------

             Total Small Business Administration                                                          15,908,348
                                                                                                        ------------

             Total U.S. Government Securities                                                             15,908,348
                                                                                                        ------------

             REPURCHASE AGREEMENTS - (93.4%)
   3,326,000 Bank of America Securities, dated 02/28/07, to be repurchased at
              $3,326,485; collateralized by various U.S. Government Agency Obligations   5.25  03/01/07    3,326,000
 115,000,000 Bear Stearns & Co., Inc., dated 02/28/07, to be repurchased at
              $115,033,733; collaterized by various U.S. Government Agency Obligations
              (+/-)                                                                      5.28  03/02/07  115,000,000
 120,000,000 Deutsche Bank Securities, Inc., dated 02/05/07, to be repurchased at
              $120,438,333; collaterized by various U.S. Government Agency Obligations
              (+/-)                                                                      5.26  03/02/07  120,000,000
                                                                                                        ------------

             Total Repurchase Agreements                                                                 238,326,000
                                                                                                        ------------

             Total Investments at Amortized Cost* - 99.6%                                               $254,234,348
             Other Assets and Liabilities, Net - 0.4%                                                      1,004,675
                                                                                                        ------------
             NET ASSETS - 100.0%                                                                        $255,239,023
                                                                                                        ============

             PORTFOLIO HOLDINGS
             % OF TOTAL INVESTMENTS
             Repurchase Agreements                                                       93.7%
             U.S. Government Securities                                                   6.3%

             (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 28, 2007.
             *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

February 28, 2007

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            COMMERCIAL PAPER # - (24.1%)
$25,000,000 Citigroup Funding, Inc.                                                     5.29% 03/08/07 $ 24,974,455
 25,000,000 CRC Funding, LLC^                                                           5.28  03/19/07   24,934,375
 25,000,000 Govco, Inc.^                                                                5.28  03/15/07   24,948,958
 25,000,000 Klio III Funding Corp.^                                                     5.29  03/19/07   24,934,188
 25,000,000 UBS Finance Delaware, LLC                                                   5.28  03/09/07   24,970,861
                                                                                                       ------------

            Total Commercial Paper                                                                      124,762,837
                                                                                                       ------------

            CORPORATE NOTES (+/-) - (37.2%)
 17,980,000 AllState Life Global Funding Trust                                          5.42  05/25/07   17,984,175
 15,000,000 American General Finance                                                    5.47  08/16/07   15,010,236
  4,200,000 American General Finance                                                    5.41  03/23/07    4,200,196
 25,000,000 American Honda Finance Corp.^                                               5.39  11/15/07   25,010,483
  6,000,000 ASIF Global Financing^                                                      5.40  05/03/07    6,000,953
 20,000,000 Bank of America NA                                                          5.32  05/15/07   20,000,000
 25,000,000 Bear Stearns & Co., Inc.                                                    5.47  08/17/07   25,016,941
  6,391,000 CIT Group, Inc.                                                             5.58  05/18/07    6,393,896
  5,000,000 CIT Group, Inc.                                                             5.43  08/24/07    5,002,295
 20,000,000 Goldman Sachs Group LP                                                      5.44  03/23/07   20,001,350
 10,000,000 Merrill Lynch & Co., Inc.                                                   5.48  10/19/07   10,010,428
  5,000,000 Merrill Lynch & Co., Inc.                                                   5.47  08/27/07    5,002,900
  5,000,000 Merrill Lynch & Co., Inc.                                                   5.34  07/27/07    5,000,000
 20,000,000 Morgan Stanley                                                              5.49  07/27/07   20,011,683
  7,393,000 Wells Fargo & Co.                                                           5.42  09/28/07    7,397,542
                                                                                                       ------------

            Total Corporate Notes                                                                       192,043,078
                                                                                                       ------------

            CERTIFICATE OF DEPOSIT (+/-) - (3.9%)
 20,000,000 Credit Suisse New York                                                      5.36  04/24/07   20,001,021
                                                                                                       ------------

            REPURCHASE AGREEMENTS - (30.8%)
 24,443,000 Bank of America Securities, dated 02/28/07, to be repurchased at
             $24,446,565; collateralized by various U.S. Government Agency Obligations  5.25  03/01/07   24,443,000
 45,000,000 Bear Stearns & Co., Inc., dated 02/05/07, to be repurchased at
             $45,165,000; collateralized by various U.S. Government Agency Obligations
             (+/-)                                                                      5.28  03/02/07   45,000,000
 30,000,000 Bear Stearns & Co., Inc., dated 02/28/07, to be repurchased at
             $30,004,442; collateralized by various U.S. Government Agency Obligations  5.33  03/01/07   30,000,000
 30,000,000 Deutsche Bank Securities, Inc., dated 02/28/07, to be repurchased at
             $30,004,442; collateralized by various U.S. Government Agency Obligations  5.33  03/01/07   30,000,000
 29,870,000 Merrill Lynch & Co., Inc. dated 02/28/07, to be repurchased at
             $29,874,406; collateralized by various U.S. Government Agency Obligations  5.31  03/01/07   29,870,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                 159,313,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - (96.0%)                                             $496,119,936
            Other Assets and Liabilities, Net - (4.0%)                                                   20,522,384
                                                                                                       ------------
            NET ASSETS - 100.0%                                                                        $516,642,320
                                                                                                       ============

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Corporate Notes                                                             38.7%
            Repurchase Agreements                                                       32.1%
            Commercial Paper                                                            25.2%
            Certificate of Deposit                                                       4.0%

            #  Rates shown are annualized yields at time of purchase.
            (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 28, 2007.
            ^  Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $105,828,957 or 20.5% of net assets.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2007

                                                                          DAILY ASSETS
                                                             DAILY ASSETS  GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                               TREASURY   OBLIGATIONS   GOVERNMENT       CASH
                                                                 FUND         FUND         FUND          FUND
                                                             ------------ ------------ ------------  ------------
Assets
  Investments:
    Securities at amortized cost                             $49,950,951  $19,176,451  $ 15,908,348  $336,806,936
    Repurchase agreements                                     19,385,000           --   238,326,000   159,313,000
  Cash                                                            40,287       54,104        40,187        41,135
  Receivables:
    Dividends                                                         --        3,389            --            --
    Interest                                                       2,820           --       600,909     1,140,841
    Investment securities sold                                        --           --       553,505    20,003,410
    Other receivables                                              6,903           --         2,216        10,405
  Prepaid expenses and other assets                                2,655        6,583        24,635        56,979
                                                             -----------  -----------  ------------  ------------
Total Assets                                                  69,388,616   19,240,527   255,455,800   517,372,706
                                                             -----------  -----------  ------------  ------------

Liabilities
  Payables:
    Dividends                                                     22,011       71,708        31,660       415,900
  Accrued expenses:
    Payable to adviser                                             2,075           --         4,712        14,973
    Other expenses and other liabilities                          86,492       17,877       180,405       299,513
                                                             -----------  -----------  ------------  ------------
Total Liabilities                                                110,578       89,585       216,777       730,386
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $69,278,038  $19,150,942  $255,239,023  $516,642,320
                                                             ===========  ===========  ============  ============

Components of Net Assets
  Paid in capital                                            $69,277,934  $19,155,757  $255,267,807  $516,655,370
  Undistributed (distributions in excess of) net investment
   income                                                             12          408       (31,686)        1,501
  Accumulated net realized gain (loss)                                92       (5,223)        2,902       (14,551)
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $69,278,038  $19,150,942  $255,239,023  $516,642,320
                                                             ===========  ===========  ============  ============

Net Assets by Class of Shares
  Preferred Shares                                           $        --  $        --  $ 25,881,398  $104,370,449
  Universal Shares                                                    --   19,150,942    34,759,050    51,121,835
  Institutional Service Shares                                16,844,267           --    22,446,425    69,035,011
  Institutional Shares                                                --           --    72,965,263   101,085,104
  Investor Shares                                             52,433,771           --    99,186,887   189,890,790
  B Shares                                                            --           --            --       262,732
  C Shares                                                            --           --            --       876,399
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $69,278,038  $19,150,942  $255,239,023  $516,642,320
                                                             ===========  ===========  ============  ============

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                    --           --    25,881,505   104,370,219
  Universal Shares                                                    --   19,174,989    34,798,338    51,126,123
  Institutional Service Shares                                16,839,972           --    22,446,452    69,034,894
  Institutional Shares                                                --           --    72,960,040   101,087,262
  Investor Shares                                             52,437,971           --    99,181,484   189,897,788
  B Shares                                                            --           --            --       262,731
  C Shares                                                            --           --            --       876,388

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                     $      1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Six Months Ended February 28, 2007

                                                               DAILY ASSETS
                                                  DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                                    TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                                      FUND         FUND         FUND         FUND
                                                  ------------ ------------ ------------ ------------
Investment Income:
  Interest income                                  $2,157,391    $464,624   $10,566,658  $16,004,881
  Dividend income                                       1,359      14,916            --           --
                                                   ----------    --------   -----------  -----------
Total Investment Income                             2,158,750     479,540    10,566,658   16,004,881
                                                   ----------    --------   -----------  -----------
Expenses:
  Investment adviser fees                              15,439       4,602        71,447      111,896
  Administrator fees
    Preferred Shares                                       --          --        92,552       95,577
    Universal Shares                                       --      10,125        22,450       36,433
    Institutional Service Shares                        8,841          --        16,404       30,593
    Institutional Shares                                   --          --        41,609       49,518
    Investor Shares                                    36,468          --        43,810      114,911
    B Shares                                               --          --            --       11,253
    C Shares                                               --          --            --       11,481
  Shareholder service fees
    Institutional Service Shares                       16,074          --        29,826       55,625
    Institutional Shares                                   --          --        75,653       90,034
    Investor Shares                                    66,305          --        79,655      208,931
    B Shares                                               --          --            --          266
    C Shares                                               --          --            --          783
  Distribution fees
    Investor Shares                                    82,881          --        99,568      261,161
    B Shares                                               --          --            --          797
    C Shares                                               --          --            --        2,350
  Compliance Services fees                              7,053       3,231         7,085       20,278
  Transfer agency fees
    Preferred Shares                                       --          --        13,178       23,883
    Universal Shares                                       --      12,412        26,660       26,796
    Institutional Service Shares                       16,816          --        22,452       38,395
    Institutional Shares                                   --          --        92,492      102,224
    Investor Shares                                    80,288          --       107,374      223,439
    B Shares                                               --          --            --        7,719
    C Shares                                               --          --            --        8,145
  Custodian fees                                        4,475         996        22,173       32,135
  Professional fees                                    22,053      16,599        10,610       26,434
  Accountant fees                                      30,922      20,663        25,015       79,024
  Registration fees                                     4,403         955        13,159       24,694
  Trustees' fees and expenses                           3,255         742        11,409       24,223
  Miscellaneous expenses                               14,427       2,476        27,955       37,567
                                                   ----------    --------   -----------  -----------
Total Expenses                                        409,700      72,801       952,536    1,756,565
  Expenses reimbursed and fees waived                 (93,405)    (54,025)     (185,718)    (307,977)
                                                   ----------    --------   -----------  -----------
Net Expenses                                          316,295      18,776       766,818    1,448,588
                                                   ----------    --------   -----------  -----------
Net Investment Income (Loss)                        1,842,455     460,764     9,799,840   14,556,293
                                                   ----------    --------   -----------  -----------
Net Realized Gain (Loss) on Investments                    92          (2)        2,900         (279)
                                                   ----------    --------   -----------  -----------
Increase (Decrease) in Net Assets from Operations  $1,842,547    $460,762   $ 9,802,740  $14,556,014
                                                   ==========    ========   ===========  ===========

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   DAILY ASSETS                      DAILY ASSETS
                                                                  TREASURY FUND               GOVERNMENT OBLIGATIONS FUND
                                                        ---------------------------------  --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2007 AUGUST 31, 2006  FEBRUARY 28, 2007 AUGUST 31, 2006
                                                        ----------------- ---------------  ----------------- ---------------
Operations
  Net investment income (loss)                            $   1,842,455   $     2,619,720     $   460,764     $    763,875
  Net realized gain (loss) on investments                            92                --              (2)              --
                                                          -------------   ---------------     -----------     ------------
Increase (Decrease) in Net Assets from Operations             1,842,547         2,619,720         460,762          763,875
                                                          -------------   ---------------     -----------     ------------
Distributions to Shareholders from
  Net investment income--Universal Shares                            --                --        (460,764)        (763,875)
  Net investment income--Institutional Service Shares          (384,616)         (511,144)             --               --
  Net investment income--Investor Shares                     (1,457,840)       (2,108,577)             --               --
  Net realized gain--Preferred Shares                                --                --              --               --
  Net realized gain--Universal Shares                                --                --              --               --
  Net realized gain--Institutional Service Shares                    --                --              --               --
  Net realized gain--Institutional Shares                            --                --              --               --
  Net realized gain--Investor Shares                                 --                --              --               --
                                                          -------------   ---------------     -----------     ------------
Total Distributions to Shareholders                          (1,842,456)       (2,619,721)       (460,764)        (763,875)
                                                          -------------   ---------------     -----------     ------------
Capital Share Transactions
  Sale of shares--Universal Shares                                   --                --       8,807,896       17,890,345
  Sale of shares--Institutional Service Shares               31,768,517        56,995,099              --               --
  Sale of shares--Investor Shares                           529,787,666     1,027,908,338              --               --
  Reinvestment of distributions--Universal Shares                    --                --           5,784           10,377
  Reinvestment of distributions--Institutional Service
   Shares                                                       315,527           426,729              --               --
  Reinvestment of distributions--Investor Shares              1,459,264         2,107,066              --               --
  Redemption of shares--Universal Shares                             --                --      (8,506,303)     (16,479,139)
  Redemption of shares--Institutional Service Shares        (30,371,197)      (54,166,582)             --               --
  Redemption of shares--Investor Shares                    (537,624,404)   (1,018,150,465)             --               --
                                                          -------------   ---------------     -----------     ------------
Increase (Decrease) from Capital Transactions                (4,664,627)       15,120,185         307,377        1,421,583
                                                          -------------   ---------------     -----------     ------------
Increase (Decrease) in Net Assets                            (4,664,536)       15,120,184         307,375        1,421,583
                                                          -------------   ---------------     -----------     ------------
Net Assets
  Beginning of Period                                        73,942,574        58,822,390      18,843,567       17,421,984
                                                          -------------   ---------------     -----------     ------------
  End of Period                                           $  69,278,038   $    73,942,574     $19,150,942     $ 18,843,567
                                                          =============   ===============     ===========     ============
Share Transactions
  Sale of shares--Universal Shares                                   --                --       8,807,895       17,890,345
  Sale of shares--Institutional Service Shares               31,768,516        56,995,099              --               --
  Sale of shares--Investor Shares                           529,787,666     1,027,908,338              --               --
  Reinvestment of distributions--Universal Shares                    --                --           5,784           10,378
  Reinvestment of distributions--Institutional Service
   Shares                                                       315,527           426,729              --               --
  Reinvestment of distributions--Investor Shares              1,459,264         2,107,066              --               --
  Redemption of shares--Universal Shares                             --                --      (8,506,303)     (16,479,139)
  Redemption of shares--Institutional Service Shares        (30,371,197)      (54,166,582)             --               --
  Redemption of shares--Investor Shares                    (537,624,404)   (1,018,150,465)             --               --
                                                          -------------   ---------------     -----------     ------------
Increase (Decrease) in Shares                                (4,664,628)       15,120,185         307,376        1,421,584
                                                          =============   ===============     ===========     ============
Undistributed (distributions in excess of)
 Net Investment Income                                    $          12   $            13     $       408     $        408
                                                          -------------   ---------------     -----------     ------------

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   DAILY ASSETS                        DAILY ASSETS
                                                                  GOVERNMENT FUND                       CASH FUND
                                                        ----------------------------------  ---------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2007  AUGUST 31, 2006  FEBRUARY 28, 2007 AUGUST 31, 2006
                                                        ----------------- ----------------  ----------------- ---------------
Operations
  Net investment income (loss)                           $     9,799,840  $     56,933,808   $    14,556,293  $    17,852,956
  Net realized gain (loss) on investments                          2,900                --              (279)            (687)
                                                         ---------------  ----------------   ---------------  ---------------
Increase (Decrease) in Net Assets from Operations              9,802,740        56,933,808        14,556,014       17,852,269
                                                         ---------------  ----------------   ---------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                     (4,403,844)      (46,380,538)       (4,562,186)      (2,675,457)
  Net investment income--Universal Shares                     (1,053,546)       (1,758,977)       (1,712,822)      (2,592,894)
  Net investment income--Institutional Service Shares           (732,404)       (2,557,679)       (1,368,341)      (1,365,993)
  Net investment income--Institutional Shares                 (1,812,259)       (3,863,892)       (2,161,454)      (2,748,374)
  Net investment income--Investor Shares                      (1,801,048)       (2,372,632)       (4,734,105)      (8,454,554)
  Net investment income--B Shares                                     --                --            (3,963)          (3,648)
  Net investment income--C Shares                                     --                --           (11,675)         (11,722)
  Net realized gain--Universal Shares                                 --                --                --               --
                                                         ---------------  ----------------   ---------------  ---------------
Total Distributions to Shareholders                           (9,803,101)      (56,933,718)      (14,554,546)     (17,852,642)
                                                         ---------------  ----------------   ---------------  ---------------
Capital Share Transactions
  Sale of shares--Preferred Shares                         1,010,647,724    13,961,573,134       729,744,243      690,893,357
  Sale of shares--Universal Shares                           218,316,172       261,380,787       232,102,963      739,799,611
  Sale of shares--Institutional Service Shares               102,037,863       406,813,980       196,351,374      352,393,100
  Sale of shares--Institutional Shares                       408,288,586     1,101,577,846       504,928,792      899,609,574
  Sale of shares--Investor Shares                            547,958,964     1,183,921,865     1,462,106,922    3,944,036,139
  Sale of shares--B Shares                                            --                --           154,743          414,954
  Sale of shares--C Shares                                            --                --           624,969        1,663,874
  Reinvestment of distributions--Preferred Shares              3,904,155        46,189,852         1,914,365          364,322
  Reinvestment of distributions--Universal Shares              1,053,545         1,761,741         1,515,575        2,331,253
  Reinvestment of distributions--Institutional Service
   Shares                                                        727,858         2,557,455         1,366,088        1,355,076
  Reinvestment of distributions--Institutional Shares          1,591,325         3,318,919         2,062,951        2,507,112
  Reinvestment of distributions--Investor Shares               1,794,513         2,359,987         4,450,241        7,735,675
  Reinvestment of distributions--B Shares                             --                --             3,963            3,647
  Reinvestment of distributions--C Shares                             --                --            11,675           11,735
  Redemption of shares--Preferred Shares                  (1,100,590,306)  (13,917,158,610)     (728,792,538)    (629,499,253)
  Redemption of shares--Universal Shares                    (227,134,178)     (245,398,091)     (261,195,562)    (702,705,553)
  Redemption of shares--Institutional Service Shares        (127,192,190)     (417,918,604)     (183,448,925)    (326,119,193)
  Redemption of shares--Institutional Shares                (410,757,884)   (1,087,896,148)     (505,228,339)    (859,445,718)
  Redemption of shares--Investor Shares                     (518,313,500)   (1,181,095,338)   (1,484,124,168)  (3,981,055,792)
  Redemption of shares--B Shares                                      --                --          (219,117)        (125,545)
  Redemption of shares--C Shares                                      --                --          (627,909)        (844,167)
                                                         ---------------  ----------------   ---------------  ---------------
Increase (Decrease) Decrease from Capital Transactions       (87,667,353)      121,988,775       (26,297,694)     143,324,208
                                                         ---------------  ----------------   ---------------  ---------------
Increase (Decrease) in Net Assets                            (87,667,714)      121,988,865       (26,296,226)     143,323,835
                                                         ---------------  ----------------   ---------------  ---------------
Net Assets
  Beginning of Period                                        342,906,737       220,917,872       542,938,546      399,614,711
                                                         ---------------  ----------------   ---------------  ---------------
  End of Period                                          $   255,239,023  $    342,906,737   $   516,642,320  $   542,938,546
                                                         ===============  ================   ===============  ===============
Undistributed (distributions in excess of)
 Net Investment Income                                   $       (31,686) $        (28,425)  $         1,501  $          (246)
                                                         ---------------  ----------------   ---------------  ---------------

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   DAILY ASSETS                      DAILY ASSETS
                                                                 GOVERNMENT FUND                       CASH FUND
                                                        ---------------------------------  --------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        FEBRUARY 28, 2007 AUGUST 31, 2006  FEBRUARY 28, 2007 AUGUST 31, 2006
                                                        ----------------- ---------------  ----------------- ---------------
Share Transactions
  Sale of shares--Preferred Shares                        1,010,647,724    13,961,573,135      729,744,244      690,893,357
  Sale of shares--Universal Shares                          218,316,172       261,380,786      232,102,963      739,799,611
  Sale of shares--Institutional Service Shares              102,037,863       406,813,980      196,351,372      352,393,101
  Sale of shares--Institutional Shares                      408,288,586     1,101,577,845      504,928,791      899,609,575
  Sale of shares--Investor Shares                           547,958,963     1,183,921,866    1,462,106,923    3,944,036,139
  Sale of shares--B Shares                                           --                --          154,743          414,955
  Sale of shares--C Shares                                           --                --          624,969        1,663,874
  Reinvestment of distributions--Preferred Shares             3,904,155        46,189,852        1,914,365          364,322
  Reinvestment of distributions--Universal Shares             1,053,545         1,761,741        1,515,575        2,331,253
  Reinvestment of distributions--Institutional Service
   Shares                                                       727,858         2,557,455        1,366,088        1,355,076
  Reinvestment of distributions--Institutional Shares         1,591,325         3,318,919        2,062,951        2,507,112
  Reinvestment of distributions--Investor Shares              1,794,513         2,359,987        4,450,241        7,735,675
  Reinvestment of distributions--B Shares                            --                --            3,964            3,647
  Reinvestment of distributions--C Shares                            --                --           11,675           11,735
  Redemption of shares--Preferred Shares                 (1,100,590,306)  (13,917,158,610)    (728,792,538)    (629,499,253)
  Redemption of shares--Universal Shares                   (227,134,178)     (245,398,091)    (261,195,562)    (702,705,553)
  Redemption of shares--Institutional Service Shares       (127,192,190)     (417,918,604)    (183,448,925)    (326,119,193)
  Redemption of shares--Institutional Shares               (410,757,884)   (1,087,896,148)    (505,228,339)    (859,445,718)
  Redemption of shares--Investor Shares                    (518,313,500)   (1,181,095,338)  (1,484,124,168)  (3,981,055,792)
  Redemption of shares--B Shares                                     --                --         (219,117)        (125,545)
  Redemption of shares--C Shares                                     --                --         (627,909)        (844,167)
                                                         --------------   ---------------   --------------   --------------
Increase (Decrease) in Shares                               (87,667,354)      121,988,775      (26,297,694)     143,324,211
                                                         ==============   ===============   ==============   ==============


See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE                                     Net
                    -------------------------------------------------------------------------             Assets at
                    Beginning                  Net     Distributions  Distributions  Ending                End of
Year Ended          Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
August 31,          Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)     Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
-----------------   --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                   -         -            -           -              -             -         -           -

DAILY ASSETS TREASURY FUND

  Institutional Service Shares/(d)/
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007    $1.00     $0.02/(e)/     --/(f)/    $(0.02)          --         $1.00     2.40%     $ 16,844
 2006                  1.00      0.04/(e)/     --          (0.04)          --          1.00     4.06%       15,131
 2005                  1.00      0.02/(e)/     --/(f)/     (0.02)          --          1.00     2.03%       11,876
 2004                  1.00      0.01          --          (0.01)          --          1.00     0.59%       15,552
 2003                  1.00      0.01          --          (0.01)          --          1.00     0.84%       35,074
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     1.57%       20,068

  Investor Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(e)/     --/(f)/     (0.02)          --          1.00     2.20%       52,434
 2006                  1.00      0.04/(e)/     --          (0.04)          --          1.00     3.65%       58,811
 2005                  1.00      0.02/(e)/     --/(f)/     (0.02)          --          1.00     1.64%       46,946
 2004                  1.00        --/(f)/     --             --/(f)/      --          1.00     0.20%       56,217
 2003                  1.00        --/(f)/     --             --/(f)/      --          1.00     0.45%       96,827
 2002                  1.00      0.01          --/(f)/     (0.01)          --/(f)/     1.00     1.17%      133,758

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

  Universal Shares/(g)/
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(e)/     --/(f)/     (0.02)          --          1.00     2.51%       19,151
 2006                  1.00      0.04/(e)/     --          (0.04)          --          1.00     4.30%       18,844
 2005                  1.00      0.02/(e)/     --          (0.02)          --          1.00     2.27%       17,422
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.91%       20,383
 2003                  1.00      0.01          --          (0.01)          --          1.00     1.18%       24,752
 2002                  1.00      0.02          --          (0.02)          --          1.00     1.97%       25,760

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.45%      0.78%        4.79%
 0.45%      0.82%        4.01%
 0.45%      0.69%        1.92%
 0.45%      0.56%        0.57%
 0.45%      0.67%        0.84%
 0.45%      0.62%        1.68%


----------------------------------

 0.84%      1.05%        4.40%
 0.84%      1.02%        3.61%
 0.84%      0.97%        1.61%
 0.84%      0.89%        0.18%
 0.84%      0.90%        0.45%
 0.85%      0.87%        1.22%




----------------------------------

 0.20%      0.79%        5.01%
 0.20%      0.81%        4.24%
 0.20%      0.75%        2.22%
 0.20%      0.70%        0.86%
 0.20%      0.48%        1.14%
 0.20%      0.71%        1.97%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(e)Calculated based on average shares outstanding during the period.
(f)Less than $0.01 per share.
(g)On July 22, 2003, Institutional Shares were redesignated as Universal Shares.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE                                     Net
                    -------------------------------------------------------------------------             Assets at
                    Beginning                  Net     Distributions  Distributions  Ending                End of
Year Ended          Net Asset    Net        Realized     from Net       from Net    Net Asset              Period
August 31,          Value Per Investment     Gain on    Investment      Realized      Value     Total      (000's
(except as noted)     Share     Income     Investments    Income          Gains     Per Share Return/(b)/ Omitted)
-----------------   --------- ----------   ----------- -------------  ------------- --------- ----------  ---------
-                   -         -            -           -              -             -         -           -

DAILY ASSETS GOVERNMENT FUND

  Preferred Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007    $1.00     $0.03/(d)/     --/(f)/    $(0.03)          --         $1.00     2.63%     $ 25,881
 2006                  1.00      0.04/(d)/     --          (0.04)          --          1.00     4.57%      111,921
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.52%       21,316
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     1.04%       23,386
 2003                  1.00      0.01          --          (0.01)          --          1.00     1.40%       11,549
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     2.25%       12,041

  Universal Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.03/(d)/     --/(f)/     (0.03)          --          1.00     2.58%       34,759
 2006                  1.00      0.04/(d)/     --          (0.04)          --          1.00     4.49%       42,523
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.43%       24,779
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.96%      113,881
 2003                  1.00      0.01          --          (0.01)          --          1.00     1.29%      114,173
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     2.17%       81,426

  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/     --/(f)/     (0.02)          --          1.00     2.46%       22,446
 2006                  1.00      0.04/(d)/     --          (0.04)          --          1.00     4.23%       46,873
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.18%       55,420
 2004                  1.00        --/(f)/     --/(f)/        --/(f)/      --          1.00     0.71%       55,142
 2003/(e)/             1.00        --/(f)/     --             --/(f)/      --          1.00     0.16%       76,273

  Institutional Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/     --/(f)/     (0.02)          --          1.00     2.40%       72,965
 2006                  1.00      0.04/(d)/     --          (0.04)          --          1.00     4.11%       73,843
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     2.06%       56,843
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.59%       73,575
 2003                  1.00      0.01          --          (0.01)          --          1.00     0.91%       90,740
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     1.80%      117,476

  Investor Shares
-------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/     --/(f)/     (0.02)          --          1.00     2.26%       99,187
 2006                  1.00      0.04/(d)/     --          (0.04)          --          1.00     3.83%       67,747
 2005                  1.00      0.02/(d)/     --          (0.02)          --          1.00     1.78%       62,560
 2004                  1.00      0.01          --/(f)/     (0.01)          --          1.00     0.32%       64,028
 2003                  1.00      0.01          --          (0.01)          --          1.00     0.64%       47,383
 2002                  1.00      0.02          --/(f)/     (0.02)          --/(f)/     1.00     1.52%       58,397

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.12%      0.21%        5.23%
 0.12%      0.18%        4.34%
 0.12%      0.18%        2.56%
 0.12%      0.18%        1.06%
 0.11%      0.25%        1.05%
 0.12%      0.22%        2.19%


----------------------------------

 0.20%      0.35%        5.16%
 0.20%      0.30%        4.36%
 0.20%      0.25%        2.12%
 0.20%      0.26%        0.95%
 0.20%      0.28%        1.26%
 0.21%      0.25%        2.17%


----------------------------------

 0.45%      0.57%        4.91%
 0.45%      0.51%        4.20%
 0.45%      0.50%        2.10%
 0.45%      0.51%        0.69%
 0.45%      0.58%        0.70%


----------------------------------

 0.57%      0.66%        4.79%
 0.57%      0.61%        4.03%
 0.57%      0.61%        2.05%
 0.57%      0.62%        0.58%
 0.57%      0.63%        0.92%
 0.57%      0.59%        2.05%


----------------------------------

 0.84%      0.93%        4.52%
 0.84%      0.88%        3.80%
 0.84%      0.87%        1.74%
 0.84%      0.86%        0.32%
 0.84%      0.89%        0.63%
 0.85%      0.85%        1.43%

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                         SELECTED DATA FOR A SINGLE SHARE                                      Net
                    ---------------------------------------------------------------------------             Assets at
                    Beginning                  Net       Distributions  Distributions  Ending                End of
Year Ended          Net Asset    Net        Realized       from Net       from Net    Net Asset              Period
August 31,          Value Per Investment     Gain on      Investment      Realized      Value     Total      (000's
(except as noted)     Share     Income     Investments      Income          Gains     Per Share Return/(b)/ Omitted)
-----------------   --------- ----------   -----------   -------------  ------------- --------- ----------  ---------
-                   -         -            -             -              -             -         -           -

DAILY ASSETS CASH FUND

  Preferred Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007    $1.00     $0.03/(d)/       --/(f)/    $(0.03)          --         $1.00     2.63%     $104,370
 2006                  1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     4.56%      101,504
 2005                  1.00      0.03/(d)/    (0.01)         (0.02)          --          1.00     2.49%       39,746
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       19,166
 2003                  1.00      0.01            --          (0.01)          --          1.00     1.37%        2,979
 2002                  1.00      0.02            --          (0.02)          --          1.00     2.21%       13,095

  Universal Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.03/(d)/       --/(f)/     (0.03)          --          1.00     2.59%       51,122
 2006                  1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.48%       78,698
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.41%       39,274
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%       35,892
 2003                  1.00      0.01            --          (0.01)          --          1.00     1.29%      104,842
 2002                  1.00      0.02            --          (0.02)          --          1.00     2.12%       46,833

  Institutional Service Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.47%       69,035
 2006                  1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.22%       54,766
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.15%       27,137
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     0.71%       26,423
 2003/(e)/             1.00        --/(f)/       --             --/(f)/      --          1.00     0.18%       36,876

  Institutional Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.40%      101,085
 2006                  1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.10%       99,321
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.03%       56,650
 2004                  1.00      0.01            --/(f)/     (0.01)          --          1.00     0.59%       95,985
 2003                  1.00      0.01            --          (0.01)          --          1.00     0.92%       92,186
 2002                  1.00      0.02            --          (0.02)          --          1.00     1.75%      347,469

  Investor Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.27%      189,891
 2006                  1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     3.82%      207,458
 2005                  1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.76%      236,742
 2004                  1.00        --/(f)/       --/(f)/        --/(f)/      --          1.00     0.32%      394,665
 2003                  1.00      0.01            --          (0.01)          --          1.00     0.64%      303,389
 2002                  1.00      0.01            --          (0.01)          --          1.00     1.48%      646,285

  B Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.86%          263
 2006                  1.00      0.03/(d)/       --/(f)/     (0.03)          --          1.00     2.99%          323
 2005/(e)/             1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     0.92%           30

  C Shares
---------------------------------------------------------------------------------------------------------------------
 Six months ended
 February 28, 2007     1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     1.86%          876
 2006                  1.00      0.03/(d)/       --/(f)/     (0.03)          --          1.00     2.99%          868
 2005/(e)/             1.00      0.01/(d)/       --/(f)/     (0.01)          --          1.00     0.93%           36

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.12%       0.26%       5.25%
 0.12%       0.23%       4.61%
 0.12%       0.32%       2.64%
 0.12%       0.31%       1.06%
 0.12%       0.30%       1.39%
 0.12%       0.20%       1.88%


----------------------------------

 0.20%       0.31%       5.17%
 0.20%       0.29%       4.41%
 0.20%       0.34%       2.32%
 0.20%       0.27%       0.94%
 0.20%       0.28%       1.24%
 0.21%       0.25%       2.03%


----------------------------------

 0.45%       0.57%       4.92%
 0.45%       0.56%       4.27%
 0.45%       0.60%       2.04%
 0.45%       0.54%       0.71%
 0.45%       0.58%       0.76%


----------------------------------

 0.57%       0.66%       4.80%
 0.57%       0.65%       4.16%
 0.57%       0.68%       1.97%
 0.57%       0.63%       0.59%
 0.57%       0.61%       1.01%
 0.57%       0.58%       1.84%


----------------------------------

 0.84%       0.89%       4.53%
 0.84%       0.88%       3.76%
 0.84%       0.91%       1.71%
 0.84%       0.87%       0.32%
 0.84%       0.86%       0.68%
 0.83%       0.83%       1.51%


----------------------------------

 1.65%      21.71%       3.73%
 1.65%      48.98%       3.39%
 1.65%     161.82%       1.20%


----------------------------------

 1.65%       8.26%       3.73%
 1.65%      15.85%       3.50%
 1.64%     158.38%       1.23%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Calculated based on average shares outstanding during the period.
(e)See Note 1 for dates of commencement of operations.
(f)Less than $0.01 per share.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2007

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of February 28, 2007, and the dates on which they commenced operations were as follows:

                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------  ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Obligations             Universal Shares                      July 1, 1998
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004

Daily Assets Treasury Fund Universal Shares ceased operations on February 24, 2005.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2007


FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

RESTRICTED SECURITIES The Fund may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Fund is included in the Schedule of Investments.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Monarch Investment Advisors, LLC, formerly known as Forum Investment Advisors, LLC (the "Adviser"), is the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the combined Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICES The Funds pay (other than Daily Assets Government Obligations Fund) a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citigroup or its affiliated companies.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS Certain officers of the Trust are directors, officers or employees of the aforementioned companies.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

February 28, 2007


NOTE 4. WAIVER OF FEES/REIMBURSEMENT OF EXPENSES

The Adviser and Citigroup voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the six months ended February 28, 2007, fees waived and expenses reimbursed for each of the Funds were as follows:

                                       DAILY ASSETS
                       DAILY ASSETS     GOVERNMENT     DAILY ASSETS   DAILY ASSETS
                       TREASURY FUND OBLIGATIONS FUND GOVERNMENT FUND  CASH FUND
                       ------------- ---------------- --------------- ------------
Advisory                  $    --        $ 4,602         $     --       $     --
Administration             45,308         10,125          163,853        239,405
Custody                       356             75            2,459          2,360
Shareholder Service            --             --            1,092          5,112
Transfer Agency               427          5,159           17,229             --
Portfolio Accounting        1,875            524               --             --
Reimbursed Expenses by
  Citigroup                45,439         33,540            1,085         61,100
                          -------        -------         --------       --------
Total                     $93,405        $54,025         $185,718       $307,977
                          =======        =======         ========       ========

NOTE 5. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of August 31, 2006, distributable earnings (accumulated losses) on a tax basis were as follows:

                                           UNDISTRIBUTED  CAPITAL AND
                                          ORDINARY INCOME OTHER LOSSES  TOTAL
                                          --------------- ------------ --------
 Daily Assets Treasury Fund                  $  9,185       $     --   $  9,185
 Daily Assets Government Obligations Fund      77,245         (5,222)    72,023
 Daily Assets Government Fund                 133,320             --    133,320
 Daily Assets Cash Fund                       457,156        (14,272)   442,884

The capital loss carryovers available to offset future gains, as of August 31, 2006, were as follows:

      Daily Assets Government Obligations Fund Expiring August 2007 $  986
                                               Expiring August 2008  3,602
                                               Expiring August 2009    632
                                               Expiring August 2011      2
      Daily Assets Cash Fund                   Expiring August 2010    232
                                               Expiring August 2011  9,421
                                               Expiring August 2012  1,655
                                               Expiring August 2013    333
                                               Expiring August 2014  2,631

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

February 28, 2007

PROXY VOTING GUIDELINES - A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's website at www.sec.gov. For the twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE - The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

INVESTMENT ADVISORY AGREEMENT APPROVAL

At the December 15, 2006 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Funds (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Funds, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Funds by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Funds; (3) the advisory fee and total expense ratio of the Funds compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable the Funds' investors to share in the benefits of economies of scale; and
(5) other benefits received by the Adviser from its relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF THE SERVICES

The Board met with representatives of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources and quality of services provided by the Adviser under the Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser. The Board then reviewed the Adviser's financial stability. The Adviser reviewed its financial condition through the period ended September 30, 2006, noting that it is financially stable. The Board considered the Adviser's representation that its capital meets or exceeds its current insurance deductible. Based on the foregoing, the Board concluded that the Adviser was financially able to provide investment advisory services to the Funds.

COSTS OF SERVICES AND PROFITABILITY

The Board then considered information provided by the Adviser regarding its costs of services and profitability with respect to the Funds. The Board considered the Adviser's resources devoted to the Funds as well as an assessment of costs and profitability provided by the Adviser. The Board concluded that the level of the Adviser's profits attributable to management of the Funds was not excessive in light of the services provided by the Adviser on behalf of the Funds.

COMPENSATION

The Board also considered the Adviser's compensation for providing advisory services to the Funds and analyzed comparative information on fees, expenses, and performance of similar mutual funds.

DAILY ASSETS TREASURY FUND - The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also noted that the total gross and net expenses for the Institutional Shares and Investor Shares of the Fund were higher than the mean and median total expenses of their Lipper Inc. peer group.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - The Board noted that the contractual investment advisory fee rate and the total net expenses of the Fund were lower than the mean and median advisory fee rates and total expenses of its Lipper Inc. peer group.

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

February 28, 2007


DAILY ASSETS GOVERNMENT FUND - The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also considered the total net expenses of each share class, noting that the Universal Shares and Preferred Shares were lower than the mean and median total expenses of its Lipper Inc. peer group, while the Institutional Shares, Institutional Service Shares and Investor Shares were higher than the mean and median total expenses of its Lipper Inc. peer group.

DAILY ASSETS CASH FUND - The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also considered the total net expenses of each share class, noting that the Universal Shares and Preferred Shares were lower than the mean and median total expenses of its Lipper Inc. peer group, while the Institutional Shares, Institutional Service Shares and Investor Shares were higher than the mean and median total expenses of its Lipper Inc. peer group.

PERFORMANCE

The Adviser discussed its approach to managing the Funds as well as the Funds' performance. The Board considered the Funds' performance for the period ended September 30, 2006 and since each Fund's inception.

DAILY ASSETS TREASURY FUND - The Board also considered that the Fund's Institutional Service Shares outperformed their Lipper Inc. index for the 3- and 6-month and 1-, 3- and 5-year periods, while the Fund's Investor Shares outperformed its Lipper Inc. index for the 3- month and 1-year periods. The Board noted that no significant changes to the investment strategies adopted by the Adviser are anticipated in the near future.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - The Board also considered that the Fund's Universal Shares outperformed their Lipper Inc. index for the 3- and 6-month and 1-, 3- and 5-year periods.

DAILY ASSETS GOVERNMENT FUND - The Board also considered that the Fund's Preferred, Universal, Institutional Service, Institutional and Investor Shares outperformed their Lipper Inc. index for the 3- and 6-month and 1-, 3- and 5-year periods.

DAILY ASSETS CASH FUND - The Board also considered that the Fund's Preferred, Universal, Institutional Service, Institutional and Investor Shares outperformed their Lipper Inc. index for the 3- and 6-month and 1-, 3- and 5-year periods.

ECONOMIES OF SCALE

The Board then considered whether the Funds would benefit from any economies of scale. The Board considered the size of the Funds, noting that the breakpoints in investment advisory fees for the Funds were appropriate to share benefits from any economies of scale with the shareholders.

OTHER BENEFITS

The Board noted the Adviser's representation that it does not receive other benefits from its relationship with the Funds. Based on the foregoing, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.

CONCLUSION

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Funds and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

SHAREHOLDER EXPENSES EXAMPLE - As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including contingent deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 through February 28, 2007.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

February 28, 2007


ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                 BEGINNING          ENDING        EXPENSES   ANNUALIZED
                               ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING  EXPENSE
                             SEPTEMBER 1, 2006 FEBRUARY 28, 2007   PERIOD*     RATIO
                             ----------------- ----------------- ----------- ----------
DAILY ASSETS TREASURY FUND

INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,023.97        $2.26       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,021.99        $4.21       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,025.05        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%

DAILY ASSETS GOVERNMENT FUND

PREFERRED SHARES
Actual Return                    $1,000.00         $1,026.28        $0.60       0.12%
Hypothetical Return              $1,000.00         $1,024.20        $0.60       0.12%
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,025.84        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,024.60        $2.26       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INSTITUTIONAL SHARES
Actual Return                    $1,000.00         $1,024.00        $2.86       0.57%
Hypothetical Return              $1,000.00         $1,021.97        $2.86       0.57%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,022.64        $4.21       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

February 28, 2007


                                 BEGINNING          ENDING        EXPENSES   ANNUALIZED
                               ACCOUNT VALUE     ACCOUNT VALUE   PAID DURING  EXPENSE
                             SEPTEMBER 1, 2006 FEBRUARY 28, 2007   PERIOD*     RATIO
                             ----------------- ----------------- ----------- ----------
DAILY ASSETS CASH FUND

PREFERRED SHARES
Actual Return                    $1,000.00         $1,026.33        $0.60       0.12%
Hypothetical Return              $1,000.00         $1,024.20        $0.60       0.12%
UNIVERSAL SHARES
Actual Return                    $1,000.00         $1,025.92        $1.00       0.20%
Hypothetical Return              $1,000.00         $1,023.80        $1.00       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                    $1,000.00         $1,024.65        $2.26       0.45%
Hypothetical Return              $1,000.00         $1,022.56        $2.26       0.45%
INSTITUTIONAL SHARES
Actual Return                    $1,000.00         $1,024.04        $2.86       0.57%
Hypothetical Return              $1,000.00         $1,021.97        $2.86       0.57%
INVESTOR SHARES
Actual Return                    $1,000.00         $1,022.69        $4.21       0.84%
Hypothetical Return              $1,000.00         $1,020.63        $4.21       0.84%
B SHARES
Actual Return                    $1,000.00         $1,018.62        $8.26       1.65%
Hypothetical Return              $1,000.00         $1,016.61        $8.25       1.65%
C SHARES
Actual Return                    $1,000.00         $1,018.62        $8.26       1.65%
Hypothetical Return              $1,000.00         $1,016.61        $8.25       1.65%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

                                 MONARCH FUNDS

                          DAILY ASSETS TREASURY FUND

                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND

                                 MONARCH FUNDS
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757
                             FOR MORE INFORMATION

This report is submitted for the general information of the shareholders of the
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Monarch Funds

By   /s/ Anthony R. Fischer
     --------------------------------
     Anthony R. Fischer, Principal
     Executive Officer

Date April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Anthony R. Fischer
     --------------------------------
     Anthony R. Fischer, Principal
     Executive Officer

Date April 27, 2007

By   /s/ Jack J. Singer
     --------------------------------
     Jack J. Singer, Principal
     Financial Officer

Date April 27, 2007